Document and Entity Information Document	Jan. 03, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 03, 2022
Entity File Number	001-16169
Entity Registrant Name	EXELON CORPORATION
Entity Tax Identification Number	23-2990190
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	10 South Dearborn Street
Entity Address, Address Line Two	P.O. Box 805379
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60680-5379
City Area Code	(800)
Local Phone Number	483-3220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	EXC
Security Exchange Name	NASDAQ
Entity Central Index Key	0001109357
Amendment Flag	false
Entity Emerging Growth Company	false
Constellation Energy Co [Member]
Document Information [Line Items]
Entity File Number	001-41137
Entity Registrant Name	CONSTELLATION ENERGY CORPORATION
Entity Tax Identification Number	87-1210716
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	1310 Point Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21231
City Area Code	(800)
Local Phone Number	483-3220
Entity Central Index Key	0001868275
Constellation Energy Co [Member] | Former Address
Document Information [Line Items]
Entity Registrant Name	CONSTELLATION ENERGY CORPORATION
Entity Address, Address Line One	10 South Dearborn Street
Entity Address, Address Line Two	P.O. Box 805379
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60680-5379
City Area Code	(800)
Local Phone Number	483-3220
Exelon Generation Co L L C [Member]
Document Information [Line Items]
Entity File Number	333-85496
Entity Registrant Name	EXELON GENERATION COMPANY, LLC
Entity Tax Identification Number	23-3064219
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	300 Exelon Way
Entity Address, City or Town	Kennett Square
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19348-2473
City Area Code	(610)
Local Phone Number	765-5959
Entity Central Index Key	0001168165